Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
Fair Value Measurements
ASC Topic 820,
“Fair Value Measurement,”
defines fair value
as the exchange
price that would
be received for
an asset
or
paid
to
transfer
a
liability
(an
exit
price)
in
the
principal
or
most
advantageous
market
for
the
asset
or
liability
in
an
orderly transaction
between market
participants on
the measurement
date. This
guidance also
establishes a
three-level
hierarchy
for
measuring
fair
value
based
on
the
observability
of
inputs:
(i)
Level
1
inputs
are
quoted
prices
in
active
markets
for
identical
assets
and
liabilities;
(ii)
Level
2
inputs
are
observable
inputs
other
than
Level
1
prices,
such
as
quoted prices for similar assets or liabilities in active
markets, as well as inputs that are observable for
the asset or liability
(other than quoted prices); and (iii) Level 3
inputs are significant unobservable inputs, requiring significant judgment due to
limited
or no market
activity.
As of December 31, 2025
and 2024, the Plan’s investments
measured at fair value consisted of
the following instruments
and classifications within the fair value hierarchy:
As of December 31, 2025
Fair Value Measurements
Using
Level 1 Level 2 Level 3
Assets at Fair
Value
Investments in mutual funds and money market
funds $ 26,084,654 $ - $ - $ 26,084,654
Investment in First BanCorp.
1,320,517 - - 1,320,517
PCRA 288,440 57,825 - 346,265
Total investments
at fair value
$ 27,693,611 $ 57,825 $ - $ 27,751,436
As of December 31, 2024
Fair Value Measurements
Using
Level 1 Level 2 Level 3
Assets at Fair
Value
Investments in mutual funds and money market
funds $ 23,047,504 $ - $ - $ 23,047,504
Investment in First BanCorp.
1,018,946 - - 1,018,946
PCRA 869,626 74,907 - 944,533
Total investments
at fair value
$ 24,936,076 $ 74,907 $ - $ 25,010,983
Following is a
description of the
Plan’s valuation
methodologies used
for assets measured
at fair value.
There have been
no changes in the methodologies used at December 31, 2025
and 2024.
Mutual
Funds
and
money
market
funds:
These
open-ended
funds
are
valued
at
the
daily
closing
price
as
reported by
the funds,
which represents
the net
asset value
of shares
held by
the Plan
at the
reporting
date. The
net asset value is a quoted market price available in an
active market.
Investment in First BanCorp.:
Investment in First BanCorp. consists of common stock
of First BanCorp. and is valued
based on the closing price per the stock
exchange on which they are traded.
Self-directed brokerage accounts:
Investments held in a PCRA
include exchange-traded funds and other short-term
assets,
which
are
valued
using
quoted
market
prices
at
period
end
and,
as
such,
are
classified
as
Level
1.
These
investments
also
include
corporate
obligations
and
long-term time
deposits,
which
are
valued
based
on
the
present
value
of
future
cash
flows
discounted
based
on
the
current
interest
rate
at
the
reporting
date
and,
as
such,
are
classified as Level 2.